CONSIDERATION RECEIVABLE	12 Months Ended
Dec. 31, 2015
Consideration Receivable
CONSIDERATION RECEIVABLE

9.	CONSIDERATION RECEIVABLE

Consideration receivable of $200,685 represents the second installment of the total consideration for the sale of 75% equity interest in AM Advertising to the Buyers. The transaction is disclosed in Note 1. The first installment of RMB800 million ($123,498) was received in July 2015 and the second installment of RMB1,300 million ($200,685) was subsequently received in January 2016.